Segment Reporting - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($) Segments Region	Dec. 31, 2022 USD ($)		Dec. 31, 2021 USD ($)
Disclosure of operating segments [line items]
Number of business segment | Segments	6
Number of reportable segments | Segments	6
Number of geographical regions | Region	5
Net revenue	$ 59,380	$ 57,786	[1]	$ 54,304	[1]
Non current Assets	195,973	189,757
Belgium [member]
Disclosure of operating segments [line items]
Net revenue	606	632		623
Non current Assets	2,341	2,533		2,457
United States [member]
Disclosure of operating segments [line items]
Net revenue	13,168	14,580		14,259
Brazil [Member]
Disclosure of operating segments [line items]
Net revenue	9,257	8,256		6,500
Beer business [member]
Disclosure of operating segments [line items]
Net revenue	52,645	51,544		49,333
Non-beer business [member]
Disclosure of operating segments [line items]
Net revenue	$ 6,735	$ 6,242		$ 4,971

[1]	As from 1 January 2023, mark-to-market gains/(losses) on derivatives related to the hedging of the share-based payment programs are reported in the exceptional net finance income/(cost). The 2021 and 2022 presentation were amended to conform to the 2023 presentation.